SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 33. SUBSEQUENT EVENTS

Approval of Consolidated Financial Statements

The consolidated financial statements were approved by the Board of Director on April 21, 2020.

Tender Offer to purchase Bancolombia S.A. senior notes due 2021

On January 8, 2020 the Bank announced that Citigroup Global Markets Inc. commenced an offer to purchase (the “Offer”) for cash any and all of the Issuer’s outstanding 5.950% Senior Notes due 2021 (the “Notes”) upon the terms and subject to the conditions set forth in an Offer to Purchase. The Bank intended to redeem all or a portion of the Notes that remain outstanding following the completion of the Offer.

On January 23, 2020 the Bank priced the public offering of USD 950,000 in aggregate principal amount of its Senior Notes due January 29, 2025 (the “Notes Offering”). The notes have a 5 year maturity and a coupon of 3%, payable semi-annually on January 29 and July 29 of each year, commencing on July 29, 2020. Bancolombia will use the proceeds of the Notes Offering to complete the liability management transaction announced to the market on January 8, 2020 for its 5.950% Senior Notes due 2021 and to redeem all or a portion of those Senior Notes that remain outstanding following completion of that transaction.

The Notes Offering were settled on January 29, 2020.

Acquisition of 40% of the common stock of Grupo Agromercantil Holding

On February 28 2020, Bancolombia S.A announced that it received a notice from BAM Financial Corporation ("BFC"), owner of 40% of the common stock of Grupo Agromercantil Holding (GAH), in which BFC notified its decision to exercise a contractual put option for the sale of the GAH common stock held by BFC to Bancolombia Panama S.A. in accordance with the preexisting agreements between BFC and Bancolombia Panama S.A.

As of the date hereof, Bancolombia Panama S.A. owns 60% of the common stock of GAH. The purchase of 40% of the common stock of GAH from BFC will therefore allow Bancolombia to own 100% of the common stock of GAH. GAH owns the Conglomerado Financiero Agromercantil of Guatemala, which includes among others, Banco Agromercantil of Guatemala ("BAM").

The aggregate purchase price for the Shares is USD 289,144,606, this amount has been recorded as a financial obligation in Bancolombia's consolidated financial statements for the fiscal year 2019.

Closing of the transaction will occur after the approval by regulatory authorities which is expected to happen in the third quarter of 2020.

Impacts of COVID-19

Since the beginning of March 2020, the outbreak of COVID-19 has impacted the Bank’s operations, customers, suppliers and employees. This circumstance affects the Bank’s Colombian and Central American operations. It remains unclear at this time how the developments in relation to COVID-19 will evolve through 2020 and the Bank will continue to monitor the situation closely.

As a response to the COVID-19 pandemic, on March 17, 2020 the Colombian government declared the social, economic and ecological emergency. Pursuant to such declaration, the government issued Decree 457 of 2020, which includes a mandatory shelter-in-place order within Colombia, as well as the suspension of international and domestic flights.

Many countries, including those where the Bank operates directly or through its subsidiaries have imposed similar measures, such as mandatory shelter-in-place and the closing of borders or travel prohibitions. These restrictions may adversely affect the jurisdictions where the Bank operates and its ability to conduct businesses as usual in those jurisdictions.

As a response to the effects of COVID-19, in March 2020 Bancolombia started to offer temporary relief measures to assist both personal and small business customers in Colombia during the period of disruption. These measures are supported by the Colombian central bank and Superintendencia Financiera and are being offered throughout the country by the banking sector. Some of the main reliefs are the following:

-      Deferral of principal and interest payments due on loans that were not impaired as of February 29, 2020 from April 01, 2020 and for up to three months, for mortgage, consumer and small business loans. Also for mortgage loans, clients have the possibility of extending the deferral for an additional three months, by a maximum of six months. The deferral is considered a loan term extension for that period.

-      Special interest rates for the acquisition of basic goods such as food and medication through Bancolombia’s credit cards

If the COVID-19 outbreak continues to cause disruption to economic activity in Colombia and Central America through 2020, there could be potential impairments of long-lived assets, adverse impacts on the Bank’s securities portfolios at fair value and derivatives, as well as impacts on our ability to generate revenues due to lower lending and transaction volumes, and fee revenue, which may impact the Bank’s profitability and capital position.

Changes in economic conditions will be monitored by the Bank as new information becomes available as to reflect in macroeconomic scenarios when assessing impairment of assets.

It is expected that in the first quarter of 2020 there will be higher expected credit losses (ECL) driven by a change in the economic scenarios used to calculate ECL. The COVID-19 outbreak has led to an expected weakening of the GDP forecasts in Colombia and Central America, and the probability of a more adverse economic scenario for the short term is higher than what was expected at 31 December 2019.